Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of defined benefit plans [line items]
Net interest cost	$ 16.1	$ 15.8
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	2.4	3.3
Past service cost		(6.0)
Net interest cost	8.0	8.8
Post-employment benefit expense in profit or loss, defined benefit plans	10.4	6.1
Other Post Employment Benefits [Member] | Cost of sales [member]
Disclosure of defined benefit plans [line items]
Past service cost		5.4
Post-employment benefit expense in profit or loss, defined benefit plans	2.1	(2.5)
Other Post Employment Benefits [Member] | Administrative and selling expense [member]
Disclosure of defined benefit plans [line items]
Past service cost		0.6
Post-employment benefit expense in profit or loss, defined benefit plans	0.3	(0.2)
Other Post Employment Benefits [Member] | Interest On Other Post Employment Benefit [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 8.0	$ 8.8